STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 2,807,614	$ 3,039,363	$ 2,557,161
EXPENSES
Charges for mortality and expense risk, and for administration	548,820	546,279	516,043
NET INVESTMENT INCOME	2,258,794	2,493,084	2,041,118
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	2,098,833	1,366,521	4,476,829
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(562,670)	(108,384)	53,008
NET GAIN (LOSS) ON INVESTMENTS	1,536,163	1,258,137	4,529,837
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,794,957	$ 3,751,221	$ 6,570,955